LONG-TERM INVESTMENTS - Schedule of long-term investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
LONG-TERM INVESTMENTS
Total equity method investments	$ 12,875	$ 12,736
Total equity investments without readily determinable fair values	40,766	718
Total long-term investments	53,641	13,454
SYI Venture Capital Center [Member]
LONG-TERM INVESTMENTS
Total equity investments with readily determinable fair values	766	718
Fundrise LP [Member]
LONG-TERM INVESTMENTS
Total equity method investments	11,828	11,655
Infinites Technology (Cayman) Holding Limited [Member]
LONG-TERM INVESTMENTS
Total equity investments without readily determinable fair values	40,000
Other [Member]
LONG-TERM INVESTMENTS
Total equity method investments	$ 1,047	$ 1,081